Unrecognized equity method losses and cumulative unrecognized equity method losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	₩ (8)
Cumulative unrecognized equity method losses	(786)
Associates
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(8)	₩ (130)
Cumulative unrecognized equity method losses	(786)	(908)
Daewontos Co., Ltd.
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	0	0
Cumulative unrecognized equity method losses	(760)	(760)
JAEYANG INDUSTRY
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	0	0
Cumulative unrecognized equity method losses	(18)	(18)
Chungyoung INC
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	0	(130)
Cumulative unrecognized equity method losses	0	₩ (130)
Songrim Partners
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(8)
Cumulative unrecognized equity method losses	₩ (8)